Related Party Transactions - Additional Information (Details) - USD ($)						1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2021	Mar. 05, 2021	Mar. 04, 2021	Jul. 31, 2020	Jul. 06, 2020	May 31, 2019	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Feb. 28, 2022
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues							31,750,000
Debt instrument maturity date						May 31, 2024
Stockholders equity reverse stock split				one-for-one basis			one-for-one basis
Haymaker III [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues										31,750,000
Share price	$ 10						$ 10			$ 10
Proceeds from working capital loan	$ 0									$ 0
Accrued Expenses [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Related party transaction expenses from transactions with related party	0						$ 40,000
Office Space Secretarial And Administrative Services [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Total amounts of administrative service fees expensed							60,000	$ 198,000	$ 18,000
Sponse [Member] | Office Space Secretarial And Administrative Services [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 20,000
Sponse [Member] | Related Party Loan [Member] | IPO [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Debt face amount					$ 300,000
Debt instrument maturity date					Jun. 30, 2021
Sponse [Member] | Prommissory Note [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Promissory note- related party		$ 164,000
Sponse [Member] | Working Capital Loans [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Debt face amount	$ 1,500,000						$ 1,500,000			$ 1,500,000
Debt conversion price per share	$ 1.5						$ 1.5			$ 1.5
Sponsor [Member] | Sponsor Working Capital Loan [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Debt face amount											$ 350,000
Debt conversion price per share											$ 1.5
Proceeds from working capital loan											$ 208,827
Fair value of working capital loan							$ 72,800				$ 72,000
Founder Shares [Member] | Share Price Equal Or Exceeds 12 Rs per dollar [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Share price	$ 12						$ 12			$ 12
Common stock transfers, restriction on number of days from the date of business combination							150 days			150 days
Founder Shares [Member] | Share Price Equal Or Exceeds 12 Rs per dollar [Member] | Maximum [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Common Stock transfers threshold trading days							30 days			30 days
Founder Shares [Member] | Share Price Equal Or Exceeds 12 Rs per dollar [Member] | Minimum [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Common Stock transfers threshold trading days							20 days			20 days
Common Class B [Member] | Founder Shares [Member] | Haymaker III [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues		8,625,000		8,625,000
Stock issued during period value new issues				$ 25,000